Employee benefit obligations - Schedule of Net Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligation	SFr (65.4)	SFr (52.9)
Fair value of plan assets	59.9	44.3
Employee benefit obligations	SFr (5.5)	SFr (8.6)	SFr (2.2)